Commitments and Contingencies - Summary of Future Minimum Annual Lease Payments (Detail) - Bothell, Washington $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
2017	$ 281
2018	95
Total	$ 376